OTHER RECEIVABLES AND PREPAYMENTS (Details Textual)) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Receivables and Prepayments [Abstract]
Loan receivables	$ (1,229)	$ 0
LIBOR Interest Rate	3.50%
Interest rate receivable on loans in case of delayed payments	2.00%